Trade and Other Receivables - Summary of Loss Allowance by Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	€ 133	€ 131	€ 152
Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	96	101	104
Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	34	27	44
Asia [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	3	3	4
Europe Heavyside [member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	61	67	68
Europe Lightside [member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	8	9	10
Europe Distribution [member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	27	25	26
Americas Materials [member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	19	17	21
Americas Products [member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	€ 15	€ 10	13
Americas Distribution [member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance			€ 10